Investments in Associates - Summary of Cash Flows (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement of financial statements [line items]
Increase (decrease) in cash and cash equivalents		R$ 4,607,769	R$ (1,227,249)	[1]	R$ (55,009)	[1]
Cash and cash equivalents at beginning of year	[1]	3,621,798	4,555,177		4,499,588
Cash and cash equivalents at end of year		8,472,274	3,621,798	[1]	4,555,177	[1]
Cosan S.A. [member]
Statement of financial statements [line items]
Net cash generated by (used in) operating activities		122,639	1,114,880		98,643
Net cash generated by (used in) investing activities		3,500,958	1,097,236		1,126,170
Net cash provided by (used in) financing activities		(1,060,967)	(1,428,044)		(2,147,738)
Increase (decrease) in cash and cash equivalents		2,562,630	784,072		(922,925)
Cash and cash equivalents at beginning of year		928,077	144,005		1,066,930
Cash and cash equivalents at end of year		3,490,707	928,077		144,005
Cosan Logistica S.A. [member]
Statement of financial statements [line items]
Net cash generated by (used in) operating activities		(2,561)	(2,688)		(3,481)
Net cash generated by (used in) investing activities		381	382		(748,482)
Net cash provided by (used in) financing activities			2,584		753,853
Increase (decrease) in cash and cash equivalents		(2,180)	278		1,890
Cash and cash equivalents at beginning of year		2,183	1,905		15
Cash and cash equivalents at end of year		3	2,183		1,905
Companhia de Gas de Sao Paulo - COMGAS [member]
Statement of financial statements [line items]
Net cash generated by (used in) operating activities		2,512,303	1,573,171		1,637,103
Net cash generated by (used in) investing activities		202,037	(1,121,605)		(634,776)
Net cash provided by (used in) financing activities		(2,233,548)	(1,576,470)		(1,383,142)
Increase (decrease) in cash and cash equivalents		480,792	(1,124,904)		(380,815)
Cash and cash equivalents at beginning of year		602,616	1,727,521		2,108,336
Cash and cash equivalents at end of year		1,083,410	602,616		1,727,521
Rumo S.A. [member]
Statement of financial statements [line items]
Net cash generated by (used in) operating activities		197,313	166,085		(529,337)
Net cash generated by (used in) investing activities		(929,861)	32,164		(1,434,807)
Net cash provided by (used in) financing activities		1,432,659	(198,584)		1,962,035
Increase (decrease) in cash and cash equivalents		700,111	(335)		(2,109)
Cash and cash equivalents at beginning of year		595	930		3,039
Cash and cash equivalents at end of year		R$ 700,706	R$ 595		R$ 930

[1]	For details on this restated, see note 24.